LOAN PAYABLE	12 Months Ended
Dec. 31, 2018
Loan Payable
LOAN PAYABLE	NOTE 4 – LOAN PAYABLE On October 11, 2017, the Company received a $1,000 loan from a third party. The loan is unsecured, due on demand and non-interest bearing.